Note 4 - Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of useful lives for property, plant, and equipment [text block]
Asset category	Depreciation method	Rate/useful life
Furniture and fixtures	Declining balance	20%
Office equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight-line	Term of lease
Thermostats	Straight-line	5 years
Installed assets (water filtration)	Straight-line	4-7 years

Disclosure of useful lives and amortisation rates for intangible assets [text block]
Intangible asset category	Amortization method	Rate/useful life
Customer contracts	Straight-line	Term of contract
Contract relationships	Straight-line	Term of contract
Commodity billing and settlement system	Straight-line	5 years
Sales network and affinity relationships	Straight-line	5-8 years
Information technology system development	Straight-line	3-5 years
Software	Straight-line	1 year
Technology	Straight-line	15 years
Brand (Filter Group)	Straight-line	10 years